UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04506
                                                     ---------

                             Phoenix-Engemann Funds
        ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          600 North Rosemead Boulevard
                               Pasadena, CA 91107
        ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
        ------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (302) 791-3197
                                                           --------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------

                     Date of reporting period: June 30, 2004
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


Semiannual Report
   JUNE 30, 2004

[LOGO OMITTED]
ENGEMANN
ASSET MANAGEMENT

Phoenix-Engemann Nifty Fifty Fund

Phoenix-Engemann Small & Mid-Cap Growth Fund

Phoenix-Engemann Focus Growth Fund

Phoenix-Engemann Balanced Return Fund

                                         [GRAPHIC OMITTED]
                                          Do you want to
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                                      fund documents by mail?
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[LOGO OMITTED]
PHOENIX
INVESTMENT PARTNERS, LTD.
COMMITTED TO INVESTOR SUCCESS SM

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------


   This report is not authorized for distribution to prospective investors in the Phoenix-Engemann Funds unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

      I hope that you'll take time to review the activities and performance information included in this Phoenix-Engemann Funds semiannual report. At this time, we believe that the U.S. economy continues to demonstrate clear signs of growth in response to monetary and fiscal stimulus. Gross domestic product grew at a 4.5% rate in the first quarter of 2004, and corporate profits continue to improve. Recent reports on employment have begun to confirm that economic growth is translating into job growth. However, with the strong economy and growth, we feel that fears of accelerating inflation and uncertainty in world political events have put negative pressure on equity and fixed income markets.

      All of these indicators point to the fact that now is an opportune time for you to review your investments with your financial advisor to be sure that your portfolio is best positioned to achieve long-term success. Keep in mind that finding the best balance of performance and protection requires discipline and diversification 1. Your investment in Phoenix-Engemann Nifty Fifty Fund, Phoenix-Engemann Small & Mid-Cap Growth Fund, Phoenix-Engemann Focus Growth Fund and Phoenix-Engemann Balanced Return Fund may help you in this effort.

      To learn more about your investments and investing, visit
PhoenixInvestments.com.

Sincerely,


/s/Roger Engemann

Roger Engemann
Chairman and President

JULY 1, 2004




1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE
  THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of the fund management. There is no guarantee that market forecasts discussed will be realized.

TABLE OF CONTENTS

Phoenix-Engemann Nifty Fifty Fund ..........................................   3

Phoenix-Engemann Small & Mid-Cap Growth Fund ...............................   9

Phoenix-Engemann Focus Growth Fund .........................................  15

Phoenix-Engemann Balanced Return Fund ......................................  21

Notes to Financial Statements ..............................................  27

PHOENIX-ENGEMANN NIFTY FIFTY FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2004
                                   (UNAUDITED)

                                                  SHARES           VALUE
                                                  ------           -----
DOMESTIC COMMON STOCKS--97.2%

AIR FREIGHT & COURIERS--4.2%
United Parcel Service, Inc. Class B .........     57,000        $  4,284,690

BIOTECHNOLOGY--7.9%
Amgen, Inc. (b) .............................     74,000           4,038,180
Genentech, Inc. (b) .........................     30,000           1,686,000
Gilead Sciences, Inc. (b) ...................     36,000           2,412,000
                                                                ------------
                                                                   8,136,180
                                                                ------------

BROADCASTING & CABLE TV--3.5%
EchoStar Communications Corp. Class A (b) ...     51,000           1,568,250
Univision Communications, Inc. Class A (b) ..     62,000           1,979,660
                                                                ------------
                                                                   3,547,910
                                                                ------------

COMMUNICATIONS EQUIPMENT--9.8%
Cisco Systems, Inc. (b) .....................    217,748           5,160,628
Motorola, Inc. ..............................     78,000           1,423,500
QUALCOMM, Inc. ..............................     47,000           3,430,060
                                                                ------------
                                                                  10,014,188
                                                                ------------

COMPUTER HARDWARE--6.9%
Dell, Inc. (b) ..............................     96,000           3,438,720
Hewlett-Packard Co. .........................    174,000           3,671,400
                                                                ------------
                                                                   7,110,120
                                                                ------------

COMPUTER STORAGE & PERIPHERALS--3.9%
EMC Corp. (b) ...............................    160,000           1,824,000
Network Appliance, Inc. (b) .................    102,000           2,196,060
                                                                ------------
                                                                   4,020,060
                                                                ------------

CONSUMER FINANCE--5.5%
American Express Co. ........................     53,000           2,723,140
SLM Corp. ...................................     71,000           2,871,950
                                                                ------------
                                                                   5,595,090
                                                                ------------

DIVERSIFIED COMMERCIAL SERVICES--1.6%
Apollo Group, Inc. Class A (b) ..............     19,000           1,677,510

DRUG RETAIL--2.2%
Walgreen Co. ................................     61,000           2,208,810

FOOD DISTRIBUTORS--2.8%
Sysco Corp. .................................     80,000           2,869,600


                                                  SHARES           VALUE
                                                  ------           -----
HEALTH CARE DISTRIBUTORS--2.3%
Cardinal Health, Inc. .......................     33,000        $  2,311,650

HEALTH CARE EQUIPMENT--3.1%
Medtronic, Inc. .............................     64,600           3,147,312

HEALTH CARE SERVICES--1.0%
Caremark Rx, Inc. (b) .......................     31,000           1,021,140

HOME ENTERTAINMENT SOFTWARE--2.1%
Electronic Arts, Inc. (b) ...................     40,000           2,182,000

HOME IMPROVEMENT RETAIL--3.9%
Lowe's Cos., Inc. ...........................     77,000           4,046,350

HYPERMARKETS & SUPER CENTERS--1.7%
Wal-Mart Stores, Inc. .......................     34,000           1,793,840

INDUSTRIAL CONGLOMERATES--3.6%
General Electric Co. ........................    115,000           3,726,000

INTERNET SOFTWARE & SERVICES--1.3%
Yahoo!, Inc. (b) ............................     37,000           1,344,210

MOTORCYCLE MANUFACTURERS--2.2%
Harley-Davidson, Inc. .......................     36,000           2,229,840

PHARMACEUTICALS--5.0%
Forest Laboratories, Inc. (b) ...............     30,000           1,698,900
Pfizer, Inc. ................................     99,600           3,414,288
                                                                ------------
                                                                   5,113,188
                                                                ------------

PUBLISHING & PRINTING--1.9%
Tribune Co. .................................     43,000           1,958,220

RESTAURANTS--1.7%
Starbucks Corp. (b) .........................     39,000           1,695,720

SEMICONDUCTOR EQUIPMENT--2.1%
KLA-Tencor Corp. (b) ........................     43,000           2,123,340

SEMICONDUCTORS--4.6%
Intel Corp. .................................     98,000           2,704,800
Texas Instruments, Inc. .....................     82,000           1,982,760
                                                                ------------
                                                                   4,687,560
                                                                ------------

SOFT DRINKS--2.4%
PepsiCo, Inc. ...............................     46,000           2,478,480


                        See Notes to Financial Statements

Phoenix-Engemann Nifty Fifty Fund

                                                  SHARES           VALUE
                                                  ------           -----
SPECIALTY STORES--2.6%
Staples, Inc. ...............................     91,000        $  2,667,210

SYSTEMS SOFTWARE--4.6%
Microsoft Corp. .............................    166,000           4,740,960

THRIFTS & MORTGAGE FINANCE--2.8%
Fannie Mae ..................................     41,000           2,925,760
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $74,500,346)                                     99,656,938
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--1.1%

PHARMACEUTICALS--1.1%
Teva Pharmaceutical Industries Ltd. ADR
(Israel) ....................................     17,000           1,143,930
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $767,436)                                         1,143,930
----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.3%
(IDENTIFIED COST $75,267,782)                                    100,800,868 (a)
Other assets and liabilities, net--1.7%                            1,776,140
                                                                ------------
NET ASSETS--100.0%                                              $102,577,008
                                                                ============



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $26,734,030 and gross depreciation of $1,318,406 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $75,385,244.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the stock is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

Phoenix-Engemann Nifty Fifty Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2004
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $75,267,782)                                $100,800,868
Cash                                                               2,199,562
Receivables
   Dividends and interest                                             65,691
   Fund shares sold                                                   38,716
Prepaid expenses                                                          86
                                                                ------------
     Total assets                                                103,104,923
                                                                ------------
LIABILITIES
Payables
   Fund shares repurchased                                           301,535
   Investment advisory fee                                            67,918
   Transfer agent fee                                                 64,822
   Distribution and service fees                                      36,809
   Financial agent fee                                                 8,444
   Trustees' fee                                                       5,779
Accrued expenses                                                      42,608
                                                                ------------
     Total liabilities                                               527,915
                                                                ------------
NET ASSETS                                                      $102,577,008
                                                                ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $169,040,930
Accumulated net investment loss                                     (577,076)
Accumulated net realized loss                                    (91,419,932)
Net unrealized appreciation                                       25,533,086
                                                                ------------
NET ASSETS                                                      $102,577,008
                                                                ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $76,981,239)                4,367,842
Net asset value per share                                             $17.62
Offering price per share $17.62/(1-5.75%)                             $18.69

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $14,439,530)                  907,971
Net asset value and offering price per share                          $15.90

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $11,156,239)                  701,506
Net asset value and offering price per share                          $15.90


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2004
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                         $  387,763
Interest                                                               7,551
Foreign taxes withheld                                                (1,400)
                                                                  ----------
     Total investment income                                         393,914
                                                                  ----------
EXPENSES
Investment advisory fee                                              461,262
Service fees, Class A                                                102,642
Distribution and service fees, Class B                                77,776
Distribution and service fees, Class C                                57,154
Financial agent fee                                                   50,533
Transfer agent                                                       170,522
Printing                                                              24,734
Professional                                                          18,740
Registration                                                          16,694
Trustees                                                              10,352
Custodian                                                              5,365
Miscellaneous                                                          1,934
                                                                  ----------
     Total expenses                                                  997,708
     Less expenses borne by financial agent                          (26,718)
                                                                  ----------
     Net expenses                                                    970,990
                                                                  ----------
NET INVESTMENT LOSS                                                 (577,076)
                                                                  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain on investments                                   6,981,726
Net change in unrealized appreciation
   (depreciation) on investments                                  (4,445,795)
                                                                  ----------
NET GAIN ON INVESTMENTS                                            2,535,931
                                                                  ----------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                     $1,958,855
                                                                  ==========


                        See Notes to Financial Statements

Phoenix-Engemann Nifty Fifty Fund

                       STATEMENT OF CHANGES IN NET ASSETS
                                                                                  Six Months
                                                                                     Ended
                                                                                    6/30/04             Year Ended
                                                                                  (Unaudited)            12/31/03
                                                                                 ------------          ------------
FROM OPERATIONS
   Net investment income (loss)                                                  $   (577,076)         $ (1,212,881)
   Net realized gain (loss)                                                         6,981,726             1,960,815
   Net change in unrealized appreciation (depreciation)                            (4,445,795)           29,090,596
                                                                                 ------------          ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  1,958,855            29,838,530
                                                                                 ------------          ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (229,082 and 881,806 shares, respectively)         4,012,230            13,176,639
   Cost of shares repurchased (841,748 and 1,565,200 shares, respectively)        (14,767,273)          (23,710,335)
                                                                                 ------------          ------------
Total                                                                             (10,755,043)          (10,533,696)
                                                                                 ------------          ------------
CLASS B
   Proceeds from sales of shares (25,325 and 92,120 shares, respectively)             403,297             1,258,757
   Cost of shares repurchased (185,915 and 674,925 shares, respectively)           (2,956,649)           (9,056,864)
                                                                                 ------------          ------------
Total                                                                              (2,553,352)           (7,798,107)
                                                                                 ------------          ------------
CLASS C
   Proceeds from sales of shares (45,445 and 53,071 shares, respectively)             726,620               746,723
   Cost of shares repurchased (101,388 and 212,446 shares, respectively)           (1,617,527)           (2,909,254)
                                                                                 ------------          ------------
Total                                                                                (890,907)           (2,162,531)
                                                                                 ------------          ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                  (14,199,302)          (20,494,334)
                                                                                 ------------          ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                          (12,240,447)            9,344,196

NET ASSETS
   Beginning of period                                                            114,817,455           105,473,259
                                                                                 ------------          ------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS OF
     ($577,076) AND $0, RESPECTIVELY]                                            $102,577,008          $114,817,455
                                                                                 ============          ============


                        See Notes to Financial Statements

Phoenix-Engemann Nifty Fifty Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                             CLASS A
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                               YEAR ENDED DECEMBER 31,
                                            6/30/04          --------------------------------------------------------------
                                          (UNAUDITED)         2003           2002           2001         2000         1999
Net asset value, beginning of period        $17.31           $13.17         $19.47         $31.10       $46.16       $38.80
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (1)          (0.08)           (0.14)         (0.15)         (0.23)       (0.44)       (0.41)
   Net realized and unrealized gain (loss)    0.39             4.28          (6.15)        (11.27)       (8.64)       12.92
                                            ------           ------         ------         ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS         0.31             4.14          (6.30)        (11.50)       (9.08)       12.51
                                            ------           ------         ------         ------       ------       ------
LESS DISTRIBUTIONS
   Distributions from net realized gains        --               --             --          (0.13)       (5.98)       (5.15)
                                            ------           ------         ------         ------       ------       ------
     TOTAL DISTRIBUTIONS                        --               --             --          (0.13)       (5.98)       (5.15)
                                            ------           ------         ------         ------       ------       ------
Change in net asset value                     0.31             4.14          (6.30)        (11.63)      (15.06)        7.36
                                            ------           ------         ------         ------       ------       ------
NET ASSET VALUE, END OF PERIOD              $17.62           $17.31         $13.17         $19.47       $31.10       $46.16
                                            ======           ======         ======         ======       ======       ======
Total return (2)                              1.79 % (5)      31.44 %       (32.36)%       (36.97)%     (18.75)%      32.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $76,981          $86,195        $74,605       $136,618     $258,962     $321,299
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         1.59 % (3)(4)    1.59 % (3)     1.56 % (3)     1.47 %       1.40 %       1.58 %
   Net investment income (loss)              (0.87)% (4)      (0.90)%        (0.94)%        (1.00)%      (0.98)%      (0.97)%
Portfolio turnover                              34 % (5)         51 %           66 %           40 %         88 %         43 %

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.
(3) If the financial agent had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.64%, 1.69% and 1.64% for the periods ended June 30, 2004, December 31, 2003 and 2002, respectively.
(4) Annualized.
(5) Not annualized.


                        See Notes to Financial Statements

Phoenix-Engemann Nifty Fifty Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)
                                                                            CLASS B
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                               YEAR ENDED DECEMBER 31,
                                            6/30/04          --------------------------------------------------------------
                                          (UNAUDITED)         2003           2002           2001         2000         1999
Net asset value, beginning of period        $15.67           $12.02         $17.90         $28.83       $43.68       $37.21
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (1)          (0.13)           (0.22)         (0.25)         (0.37)       (0.74)       (0.70)
   Net realized and unrealized gain (loss)    0.36             3.87          (5.63)        (10.43)       (8.13)       12.32
                                            ------           ------         ------         ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS         0.23             3.65          (5.88)        (10.80)       (8.87)       11.62
                                            ------           ------         ------         ------       ------       ------
LESS DISTRIBUTIONS
   Distributions from net realized gains        --               --             --          (0.13)       (5.98)       (5.15)
                                            ------           ------         ------         ------       ------       ------
     TOTAL DISTRIBUTIONS                        --               --             --          (0.13)       (5.98)       (5.15)
                                            ------           ------         ------         ------       ------       ------
Change in net asset value                     0.23             3.65          (5.88)        (10.93)      (14.85)        6.47
                                            ------           ------         ------         ------       ------       ------
NET ASSET VALUE, END OF PERIOD              $15.90           $15.67         $12.02         $17.90       $28.83       $43.68
                                            ======           ======         ======         ======       ======       ======
Total return (2)                              1.47 % (5)      30.37 %       (32.85)%       (37.45)%     (19.34)%      31.47 %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $14,440          $16,749        $19,848        $46,586     $104,964     $138,626
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         2.34 % (3)(4)    2.34 % (3)     2.31 % (3)     2.22 %       2.15 %       2.33 %
   Net investment income (loss)              (1.62)% (4)      (1.66)%        (1.70)%        (1.75)%      (1.73)%      (1.72)%
Portfolio turnover                              34 % (5)         51 %           66 %           40 %         88 %         43 %


                                                                            CLASS C
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                               YEAR ENDED DECEMBER 31,
                                            6/30/04          --------------------------------------------------------------
                                          (UNAUDITED)         2003           2002           2001         2000         1999
Net asset value, beginning of period        $15.67           $12.02         $17.90         $28.82       $43.68       $37.21
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (1)          (0.13)           (0.23)         (0.25)         (0.37)       (0.74)       (0.70)
   Net realized and unrealized gain (loss)    0.36             3.88          (5.63)        (10.42)       (8.14)       12.32
                                            ------           ------         ------         ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS         0.23             3.65          (5.88)        (10.79)       (8.88)       11.62
                                            ------           ------         ------         ------       ------       ------
LESS DISTRIBUTIONS
   Distributions from net realized gains        --               --             --          (0.13)       (5.98)       (5.15)
                                            ------           ------         ------         ------       ------       ------
     TOTAL DISTRIBUTIONS                        --               --             --          (0.13)       (5.98)       (5.15)
                                            ------           ------         ------         ------       ------       ------
Change in net asset value                     0.23             3.65          (5.88)        (10.92)      (14.86)        6.47
                                            ------           ------         ------         ------       ------       ------
NET ASSET VALUE, END OF PERIOD              $15.90           $15.67         $12.02         $17.90       $28.82       $43.68
                                            ======           ======         ======         ======       ======       ======
   Total return (2)                           1.47 % (5)      30.37 %       (32.85)%       (37.43)%     (19.37)%      31.47 %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $11,156          $11,873        $11,020        $23,490      $54,867      $70,875
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         2.35 % (3)(4)    2.34 % (3)     2.31 % (3)     2.22 %       2.15 %       2.33 %
   Net investment income (loss)              (1.62)% (4)      (1.65)%        (1.69)%        (1.75)%      (1.73)%      (1.72)%
Portfolio turnover                              34 % (5)         51 %           66 %           40 %         88 %         43 %

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.
(3) If the financial agent had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.39%, 2.44% and 2.39% for the periods ended June 30, 2004, December 31, 2003 and 2002, respectively, for both Class B and Class C shares.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2004
                                   (UNAUDITED)

                                                  SHARES           VALUE
                                                  ------           -----
DOMESTIC COMMON STOCKS--92.5%

AIR FREIGHT & COURIERS--0.5%
Pacer International, Inc. (b) ...............    105,200        $  1,946,200

APPAREL RETAIL--0.7%
Mothers Work, Inc. (b) ......................    134,000           2,756,380

APPLICATION SOFTWARE--0.4%
Blackboard, Inc. (b) ........................     70,000           1,403,500

ASSET MANAGEMENT & CUSTODY BANKS--3.8%
Gabelli Asset Management, Inc. Class A ......    329,500          14,003,750

BIOTECHNOLOGY--4.0%
Abgenix, Inc. (b) ...........................    182,000           2,133,040
Critical Therapeutics, Inc. (b) .............    226,000           1,582,000
ICOS Corp. (b) ..............................    144,000           4,296,960
Inhibitex, Inc. (b) .........................    262,000           1,899,500
NPS Pharmaceuticals, Inc. (b) ...............    175,000           3,675,000
Nuvelo, Inc. (b) ............................     93,800             902,356
                                                                ------------
                                                                  14,488,856
                                                                ------------

CASINOS & GAMING--2.6%
Scientific Games Corp. Class A (b) ..........    494,000           9,455,160

COMMUNICATIONS EQUIPMENT--3.3%
SafeNet, Inc. (b) ...........................    429,000          11,874,720

DATA PROCESSING & OUTSOURCED SERVICES--0.3%
Intrado, Inc. (b) ...........................     80,000           1,287,200

DIVERSIFIED COMMERCIAL SERVICES--9.8%
Corporate Executive Board Co. (The) .........    242,000          13,985,180
Corrections Corporation of America (b) ......    224,000           8,845,760
Exult, Inc. (b) .............................    299,000           1,608,620
Tetra Tech, Inc. (b) ........................    469,300           7,658,976
Viad Corp. ..................................    139,000           3,754,390
                                                                ------------
                                                                  35,852,926
                                                                ------------

GENERAL MERCHANDISE STORES--0.2%
99 Cents Only Stores (b) ....................     49,000             747,250

HEALTH CARE DISTRIBUTORS--3.5%
Omnicare, Inc. ..............................    300,000          12,843,000


                                                  SHARES           VALUE
                                                  ------           -----

HEALTH CARE EQUIPMENT--3.8%
Cyberonics, Inc. (b) ........................     88,000        $  2,935,680
INAMED Corp. (b) ............................    173,000          10,873,050
                                                                ------------
                                                                  13,808,730
                                                                ------------

HEALTH CARE SERVICES--2.6%
Advisory Board Co. (The) (b) ................    264,000           9,398,400

INTERNET SOFTWARE & SERVICES--10.2%
Autobytel, Inc. (b) .........................    394,000           3,577,520
Digital Insight Corp. (b) ...................    279,000           5,783,670
Digitas, Inc. (b) ...........................    289,000           3,187,670
Ipass, Inc. (b) .............................    469,000           4,966,710
j2 Global Communications, Inc. (b) ..........    217,000           6,032,600
LivePerson, Inc. (b) ........................    410,700           1,236,207
United Online, Inc. (b) .....................    704,000          12,397,440
                                                                ------------
                                                                  37,181,817
                                                                ------------

LEISURE PRODUCTS--3.6%
MarineMax, Inc. (b) .........................    120,000           3,441,600
Marvel Enterprises, Inc. (b) ................    220,550           4,305,136
Polaris Industries, Inc. ....................    112,000           5,376,000
                                                                ------------
                                                                  13,122,736
                                                                ------------

OIL & GAS EXPLORATION & PRODUCTION--3.3%
Evergreen Resources, Inc. (b) ...............    296,000          11,958,400

PHARMACEUTICALS--12.6%
Barrier Therapeutics, Inc. (b) ..............     64,600             905,691
Medicines Co. (The) (b) .....................    249,000           7,596,990
Nektar Therapeutics (b) .....................    687,000          13,712,520
Pain Therapeutics, Inc. (b) .................    281,500           2,268,890
Sepracor, Inc. (b) ..........................    403,000          21,318,700
                                                                ------------
                                                                  45,802,791
                                                                ------------

RESTAURANTS--2.2%
Cheesecake Factory, Inc. (The) (b) ..........    200,000           7,958,000

SEMICONDUCTOR EQUIPMENT--1.5%
Cymer, Inc. (b) .............................    145,000           5,428,800


                        See Notes to Financial Statements

Phoenix-Engemann Small & Mid-Cap Growth Fund

                                                  SHARES           VALUE
                                                  ------           -----
SEMICONDUCTORS--16.9%
Artisan Components, Inc. (b) ................    667,000        $ 17,208,600
Integrated Circuit Systems, Inc. (b) ........    359,000           9,750,440
Integrated Silicon Solution, Inc. (b) .......    225,000           2,747,250
International Rectifier Corp. (b) ...........    117,000           4,846,140
Intersil Corp. Class A ......................    345,000           7,472,700
Micrel, Inc. (b) ............................    332,000           4,033,800
MIPS Technologies, Inc. (b) .................    522,000           3,194,640
ON Semiconductor Corp. (b) ..................  1,756,000           8,815,120
Semtech Corp. (b) ...........................    143,000           3,366,220
                                                                ------------
                                                                  61,434,910
                                                                ------------

SPECIALTY STORES--3.5%
Advance Auto Parts, Inc. (b) ................    116,060           5,127,531
Cost Plus, Inc. (b) .........................    237,000           7,690,650
                                                                ------------
                                                                  12,818,181
                                                                ------------

THRIFTS & MORTGAGE FINANCE--1.8%
Federal Agricultural Mortgage Corp.
Class C (b) .................................    269,800           6,456,314

WIRELESS TELECOMMUNICATION SERVICES--1.4%
At Road, Inc. (b) ...........................    662,000           5,064,300
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $221,956,387)                                   337,092,321
----------------------------------------------------------------------------

                                                  SHARES           VALUE
                                                  ------           -----
FOREIGN COMMON STOCKS(c)--5.6%

APPLICATION SOFTWARE--0.8%
Retalix Ltd. (Israel) (b) ...................    138,450        $  2,803,612

ASSET MANAGEMENT & CUSTODY BANKS--2.2%
Stewart (W.P.) & Co. Ltd. (Bermuda) .........    391,255           8,016,815

INTERNET SOFTWARE & SERVICES--0.5%
ebookers plc ADR (United Kingdom) (b) .......    172,000           1,702,800

SEMICONDUCTORS--2.1%
O2Micro International Ltd. (United States) (b)   457,200           7,786,116
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $18,670,529)                                     20,309,343
----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.1%
(IDENTIFIED COST $240,626,916)                                   357,401,664 (a)
Other assets and liabilities, net--1.9%                            6,774,418
                                                                ------------
NET ASSETS--100.0%                                              $364,176,082
                                                                ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $129,276,403 and gross depreciation of $12,501,655 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $240,626,916.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the stock is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

Phoenix-Engemann Small & Mid-Cap Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2004
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $240,626,916)                              $ 357,401,664
Cash                                                               6,242,920
Receivables
   Investment securities sold                                      3,209,099
   Fund shares sold                                                  536,848
   Receivable from financial agent                                    29,324
   Dividends and interest                                             15,995
Prepaid expenses                                                         229
                                                               -------------
     Total assets                                                367,436,079
                                                               -------------
LIABILITIES
Payables
   Investment securities purchased                                 1,753,618
   Fund shares repurchased                                           802,688
   Investment advisory fee                                           267,698
   Transfer agent fee                                                214,765
   Distribution and service fees                                     135,769
   Trustees' fee                                                       5,779
Accrued expenses                                                      79,680
                                                               -------------
     Total liabilities                                             3,259,997
                                                               -------------
NET ASSETS                                                     $ 364,176,082
                                                               =============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest               $ 467,583,991
Accumulated net investment loss                                   (2,866,228)
Accumulated net realized loss                                   (217,316,429)
Net unrealized appreciation                                      116,774,748
                                                               -------------
NET ASSETS                                                     $ 364,176,082
                                                               =============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $262,562,398)               9,099,900
Net asset value per share                                             $28.85
Offering price per share $28.85/(1-5.75%)                             $30.61

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $66,511,482)                2,446,553
Net asset value and offering price per share                          $27.19

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $35,102,202)                1,291,957
Net asset value and offering price per share                          $27.17


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2004
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                        $   421,333
Interest                                                              22,863
                                                                 -----------
     Total investment income                                         444,196
                                                                 -----------
EXPENSES
Investment advisory fee                                            1,668,447
Service fees, Class A                                                313,190
Distribution and service fees, Class B                               387,025
Distribution and service fees, Class C                               186,416
Financial agent fee                                                  131,828
Transfer agent                                                       614,955
Printing                                                              85,570
Registration                                                          23,464
Professional                                                          18,740
Trustees                                                              10,352
Custodian                                                              7,791
Miscellaneous                                                          5,039
                                                                 -----------
     Total expenses                                                3,452,817
     Less expenses borne by financial agent                         (142,393)
                                                                 -----------
     Net expenses                                                  3,310,424
                                                                 -----------
NET INVESTMENT LOSS                                               (2,866,228)
                                                                 -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain on investments                                  25,700,934
Net change in unrealized appreciation
   (depreciation) on investments                                  (4,567,218)
                                                                 -----------
NET GAIN ON INVESTMENTS                                           21,133,716
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                    $18,267,488
                                                                 ===========


                        See Notes to Financial Statements

Phoenix-Engemann Small & Mid-Cap Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS
                                                                                 Six Months
                                                                                    Ended
                                                                                   6/30/04             Year Ended
                                                                                 (Unaudited)             12/31/03
                                                                                 ------------          ------------
FROM OPERATIONS
   Net investment income (loss)                                                  $ (2,866,228)         $ (4,697,308)
   Net realized gain (loss)                                                        25,700,934            (5,674,391)
   Net change in unrealized appreciation (depreciation)                            (4,567,218)          119,139,352
                                                                                 ------------          ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 18,267,488           108,767,653
                                                                                 ------------          ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,719,915 and 3,468,684 shares, respectively)    49,283,090            84,168,679
   Cost of shares repurchased (1,286,617 and 3,288,034 shares, respectively)      (36,503,218)          (70,742,819)
                                                                                 ------------          ------------
Total                                                                              12,779,872            13,425,860
                                                                                 ------------          ------------
CLASS B
   Proceeds from sales of shares (72,057 and 249,382 shares, respectively)          1,941,176             5,407,175
   Cost of shares repurchased (850,061 and 1,015,125 shares, respectively)        (22,999,840)          (21,200,043)
                                                                                 ------------          ------------
Total                                                                             (21,058,664)          (15,792,868)
                                                                                 ------------          ------------
CLASS C
   Proceeds from sales of shares (65,811 and 243,281 shares, respectively)          1,776,310             5,560,493
   Cost of shares repurchased (261,735 and 502,880 shares, respectively)           (6,964,599)          (10,248,260)
                                                                                 ------------          ------------
Total                                                                              (5,188,289)           (4,687,767)
                                                                                 ------------          ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                  (13,467,081)           (7,054,775)
                                                                                 ------------          ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                            4,800,407           101,712,878

NET ASSETS
   Beginning of period                                                            359,375,675           257,662,797
                                                                                 ------------          ------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS
     OF ($2,866,228) AND $0, RESPECTIVELY]                                       $364,176,082          $359,375,675
                                                                                 ============          ============


                        See Notes to Financial Statements

Phoenix-Engemann Small & Mid-Cap Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS A
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                               YEAR ENDED DECEMBER 31,
                                            6/30/04          --------------------------------------------------------------
                                          (UNAUDITED)         2003           2002           2001         2000         1999
Net asset value, beginning of period        $27.39           $18.47         $26.58         $37.96       $44.45       $24.08
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (1)          (0.19)           (0.30)         (0.29)         (0.33)       (0.39)       (0.37)
   Net realized and unrealized gain (loss)    1.65             9.22          (7.82)        (11.05)       (6.10)       20.74
                                            ------           ------         ------         ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS         1.46             8.92          (8.11)        (11.38)       (6.49)       20.37
                                            ------           ------         ------         ------       ------       ------
Change in net asset value                     1.46             8.92          (8.11)        (11.38)       (6.49)       20.37
                                            ------           ------         ------         ------       ------       ------
NET ASSET VALUE, END OF PERIOD              $28.85           $27.39         $18.47         $26.58       $37.96       $44.45
                                            ======           ======         ======         ======       ======       ======
Total return (2)                              5.33 % (5)      48.29 %       (30.51)%       (29.98)%     (14.60)%      84.59 %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)     $262,562         $237,347       $156,714       $270,990     $231,453     $132,996
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses (3)                     1.58 % (4)       1.58 %         1.58 %         1.57 %       1.51 %       1.73 %
   Net investment income (loss)              (1.34)% (4)      (1.35)%        (1.39)%        (1.18)%      (0.85)%      (1.40)%
Portfolio turnover                              18 % (5)         40 %           46 %           28 %         78 %        105 %

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.
(3) If the financial agent had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.71%, 1.71%, 1.79%, 1.67%, 1.51% and 1.75% for the periods ended June 30, 2004,
    December 31, 2003, 2002, 2001, 2000 and 1999, respectively.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

Phoenix-Engemann Small & Mid-Cap Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS B
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                               YEAR ENDED DECEMBER 31,
                                            6/30/04          --------------------------------------------------------------
                                          (UNAUDITED)         2003           2002           2001         2000         1999
Net asset value, beginning of period        $25.90           $17.60         $25.52         $36.72       $43.32       $23.64
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (1)          (0.28)           (0.44)         (0.42)         (0.52)       (0.72)       (0.55)
   Net realized and unrealized gain (loss)    1.57             8.74          (7.50)        (10.68)       (5.88)       20.23
                                            ------           ------         ------         ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS         1.29             8.30          (7.92)        (11.20)       (6.60)       19.68
                                            ------           ------         ------         ------       ------       ------
Change in net asset value                     1.29             8.30          (7.92)        (11.20)       (6.60)       19.68
                                            ------           ------         ------         ------       ------       ------
NET ASSET VALUE, END OF PERIOD              $27.19           $25.90         $17.60         $25.52       $36.72       $43.32
                                            ======           ======         ======         ======       ======       ======
Total return (2)                              4.98 % (5)      47.16 %       (31.03)%       (30.50)%     (15.24)%      83.25 %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $66,511          $83,515        $70,217       $132,214      $99,060      $73,863
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses (3)                     2.33 % (4)       2.33 %         2.33 %         2.32 %       2.26 %       2.48 %
   Net investment income (loss)              (2.08)% (4)      (2.10)%        (2.13)%        (1.95)%      (1.61)%      (2.15)%
Portfolio turnover                              18 % (5)         40 %           46 %           28 %         78 %        105 %

                                                                            CLASS C
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                               YEAR ENDED DECEMBER 31,
                                            6/30/04          --------------------------------------------------------------
                                          (UNAUDITED)         2003           2002           2001         2000         1999
Net asset value, beginning of period        $25.88           $17.59         $25.50         $36.69       $43.29       $23.63
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (1)          (0.28)           (0.44)         (0.42)         (0.52)       (0.70)       (0.55)
   Net realized and unrealized gain (loss)    1.57             8.73          (7.49)        (10.67)       (5.90)       20.21
                                            ------           ------         ------         ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS         1.29             8.29          (7.91)        (11.19)       (6.60)       19.66
                                            ------           ------         ------         ------       ------       ------
Change in net asset value                     1.29             8.29          (7.91)        (11.19)       (6.60)       19.66
                                            ------           ------         ------         ------       ------       ------
NET ASSET VALUE, END OF PERIOD              $27.17           $25.88         $17.59         $25.50       $36.69       $43.29
                                            ======           ======         ======         ======       ======       ======
Total return (2)                              4.98 % (5)      47.13 %       (31.02)%       (30.50)%     (15.25)%      83.20 %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $35,102          $38,514        $30,732        $58,116      $75,806      $37,584
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses (3)                     2.33 % (4)       2.33 %         2.33 %         2.32 %       2.26 %       2.48 %
   Net investment income (loss)              (2.08)% (4)      (2.10)%        (2.13)%        (1.89)%      (1.59)%      (2.15)%
Portfolio turnover                              18 % (5)         40 %           46 %           28 %         78 %        105 %

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.
(3) If the financial agent had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.47%, 2.47%, 2.54%, 2.42%, 2.26% and 2.50% for the periods ended June 30, 2004,
    December 31, 2003, 2002, 2001, 2000 and 1999, respectively, for both Class B and Class C shares.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

PHOENIX-ENGEMANN FOCUS GROWTH FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2004
                                   (UNAUDITED)

                                                  SHARES           VALUE
                                                  ------           -----
DOMESTIC COMMON STOCKS--94.8%

AIR FREIGHT & COURIERS--2.5%
Pacer International, Inc. (b) ...............     55,000        $  1,017,500
United Parcel Service, Inc. Class B .........     57,000           4,284,690
                                                                ------------
                                                                   5,302,190
                                                                ------------

APPAREL RETAIL--0.6%
Mothers Work, Inc. (b) ......................     65,000           1,337,050

APPLICATION SOFTWARE--0.2%
Blackboard, Inc. (b) ........................     24,600             493,230

ASSET MANAGEMENT & CUSTODY BANKS--1.6%
Gabelli Asset Management, Inc. Class A ......     80,000           3,400,000

BIOTECHNOLOGY--3.6%
Amgen, Inc. (b) .............................     91,000           4,965,870
Critical Therapeutics, Inc. (b) .............     79,800             558,600
Gilead Sciences, Inc. (b) ...................     21,000           1,407,000
Inhibitex, Inc. (b) .........................     93,500             677,874
                                                                ------------
                                                                   7,609,344
                                                                ------------

BROADCASTING & CABLE TV--0.9%
EchoStar Communications Corp. Class A (b) ...     66,000           2,029,500

CASINOS & GAMING--0.8%
Scientific Games Corp. Class A (b) ..........     90,000           1,722,600

COMMUNICATIONS EQUIPMENT--7.3%
Cisco Systems, Inc. (b) .....................    275,000           6,517,500
Motorola, Inc. ..............................     72,000           1,314,000
QUALCOMM, Inc. ..............................     47,000           3,430,060
SafeNet, Inc. (b) ...........................    155,000           4,290,400
                                                                ------------
                                                                  15,551,960
                                                                ------------

COMPUTER & ELECTRONICS RETAIL--0.6%
Best Buy Co., Inc. ..........................     25,000           1,268,500

COMPUTER HARDWARE--3.0%
Dell, Inc. (b) ..............................    121,000           4,334,220
Hewlett-Packard Co. .........................     99,000           2,088,900
                                                                ------------
                                                                   6,423,120
                                                                ------------

COMPUTER STORAGE & PERIPHERALS--0.5%
EMC Corp. (b) ...............................     98,000           1,117,200


                                                  SHARES           VALUE
                                                  ------           -----
CONSUMER FINANCE--3.7%
American Express Co. ........................     55,000        $  2,825,900
MBNA Corp. ..................................    110,000           2,836,900
SLM Corp. ...................................     58,000           2,346,100
                                                                ------------
                                                                   8,008,900
                                                                ------------

DATA PROCESSING & OUTSOURCED SERVICES--0.2%
Intrado, Inc. (b) ...........................     30,000             482,700

DIVERSIFIED BANKS--1.1%
Wells Fargo & Co. ...........................     41,000           2,346,430

DIVERSIFIED COMMERCIAL SERVICES--5.4%
Apollo Group, Inc. Class A (b) ..............     21,000           1,854,090
Corporate Executive Board Co. (The) .........     70,000           4,045,300
Corrections Corporation of America (b) ......     75,000           2,961,750
Tetra Tech, Inc. (b) ........................     90,000           1,468,800
Viad Corp. ..................................     45,000           1,215,450
                                                                ------------
                                                                  11,545,390
                                                                ------------

DRUG RETAIL--1.6%
Walgreen Co. ................................     94,000           3,403,740

FOOD DISTRIBUTORS--1.4%
Sysco Corp. .................................     84,000           3,013,080

GENERAL MERCHANDISE STORES--0.2%
99 Cents Only Stores (b) ....................     25,000             381,250

HEALTH CARE DISTRIBUTORS--4.9%
Cardinal Health, Inc. .......................     63,000           4,413,150
Omnicare, Inc. ..............................    140,000           5,993,400
                                                                ------------
                                                                  10,406,550
                                                                ------------

HEALTH CARE EQUIPMENT--1.8%
Medtronic, Inc. .............................     78,000           3,800,160

HEALTH CARE SERVICES--2.2%
Advisory Board Co. (The) (b) ................     55,000           1,958,000
Caremark Rx, Inc. (b) .......................     81,000           2,668,140
                                                                ------------
                                                                   4,626,140
                                                                ------------

HOME IMPROVEMENT RETAIL--2.4%
Lowe's Cos., Inc. ...........................     97,000           5,097,350

HOTELS, RESORTS & CRUISE LINES--1.1%
Carnival Corp. ..............................     49,000           2,303,000


                        See Notes to Financial Statements

Phoenix-Engemann Focus Growth Fund


                                                  SHARES           VALUE
                                                  ------           -----
HOUSEHOLD PRODUCTS--1.5%
Colgate-Palmolive Co. .......................     55,000        $  3,214,750

HYPERMARKETS & SUPER CENTERS--3.0%
Wal-Mart Stores, Inc. .......................    122,000           6,436,720

INDUSTRIAL CONGLOMERATES--3.2%
General Electric Co. ........................    211,000           6,836,400

INTERNET SOFTWARE & SERVICES--3.8%
Autobytel, Inc. (b) .........................     75,000             681,000
Digital Insight Corp. (b) ...................     90,000           1,865,700
j2 Global Communications, Inc. (b) ..........     40,000           1,112,000
United Online, Inc. (b) .....................    160,000           2,817,600
Yahoo!, Inc. (b) ............................     48,000           1,743,840
                                                                ------------
                                                                   8,220,140
                                                                ------------

LEISURE PRODUCTS--1.5%
Marvel Enterprises, Inc. (b) ................     25,000             488,000
Polaris Industries, Inc. ....................     55,000           2,640,000
                                                                ------------
                                                                   3,128,000
                                                                ------------

MOTORCYCLE MANUFACTURERS--1.4%
Harley-Davidson, Inc. .......................     48,000           2,973,120

OIL & GAS EXPLORATION & PRODUCTION--2.0%
Evergreen Resources, Inc. (b) ...............    105,000           4,242,000

PHARMACEUTICALS--7.5%
Forest Laboratories, Inc. (b) ...............     18,000           1,019,340
Pfizer, Inc. ................................    147,000           5,039,160
Sepracor, Inc. (b) ..........................    190,000          10,051,000
                                                                ------------
                                                                  16,109,500
                                                                ------------

PUBLISHING & PRINTING--0.6%
Tribune Co. .................................     26,000           1,184,040

SEMICONDUCTORS--11.9%
Artisan Components, Inc. (b) ................    250,000           6,450,000
Integrated Circuit Systems, Inc. (b) ........    120,000           3,259,200
Intel Corp. .................................    193,000           5,326,800
Intersil Corp. Class A ......................    165,000           3,573,900
MIPS Technologies, Inc. (b) .................    170,000           1,040,400

                                                  SHARES           VALUE
                                                  ------           -----
ON Semiconductor Corp. (b) ..................    700,000        $  3,514,000
Texas Instruments, Inc. .....................     91,000           2,200,380
                                                                ------------
                                                                  25,364,680
                                                                ------------

SOFT DRINKS--1.6%
PepsiCo, Inc. ...............................     62,000           3,340,560

SPECIALTY STORES--3.8%
Advance Auto Parts, Inc. (b) ................     80,000           3,534,400
Cost Plus, Inc. (b) .........................     35,000           1,135,750
Staples, Inc. ...............................    121,000           3,546,510
                                                                ------------
                                                                   8,216,660
                                                                ------------

SYSTEMS SOFTWARE--3.7%
Microsoft Corp. .............................    279,000           7,968,240

THRIFTS & MORTGAGE FINANCE--1.3%
Federal Agricultural Mortgage Corp.
Class C (b) .................................    119,500           2,859,635

WIRELESS TELECOMMUNICATION SERVICES--0.4%
At Road, Inc. (b) ...........................    105,000             803,250
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $149,150,051)                                   202,567,079
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--4.1%

APPLICATION SOFTWARE--1.3%
SAP AG ADR (Germany) ........................     66,000           2,759,460

ASSET MANAGEMENT & CUSTODY BANKS--0.9%
Stewart (W.P.) & Co. Ltd. (Bermuda) .........     95,000           1,946,550

PHARMACEUTICALS--0.7%
Teva Pharmaceutical Industries Ltd. ADR
(Israel) ....................................     22,000           1,480,380

SEMICONDUCTORS--1.2%
O2Micro International Ltd. (United States)
(b) .........................................    151,300           2,576,639
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $7,180,852)                                       8,763,029
----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.9%
(IDENTIFIED COST $156,330,903)                                   211,330,108 (a)
Other assets and liabilities, net--1.1%                            2,431,504
                                                                ------------
NET ASSETS--100.0%                                              $213,761,612
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $59,577,788 and gross depreciation of $4,629,449 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $156,381,769.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the stock is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

Phoenix-Engemann Focus Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2004
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $156,330,903)                               $211,330,108
Cash                                                               3,105,010
Receivables
   Investment securities sold                                      1,745,891
   Dividends and interest                                             82,308
   Fund shares sold                                                   59,962
Prepaid expenses                                                         153
                                                                ------------
     Total assets                                                216,323,432
                                                                ------------
LIABILITIES
Payables
   Investment securities purchased                                 1,725,853
   Fund shares repurchased                                           488,096
   Investment advisory fee                                           143,150
   Transfer agent fee                                                 75,342
   Distribution and service fees                                      61,612
   Financial agent fee                                                14,211
   Trustees' fee                                                       5,779
Accrued expenses                                                      47,777
                                                                ------------
     Total liabilities                                             2,561,820
                                                                ------------
NET ASSETS                                                      $213,761,612
                                                                ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $183,356,772
Accumulated net investment loss                                     (938,634)
Accumulated net realized loss                                    (23,655,731)
Net unrealized appreciation                                       54,999,205
                                                                ------------
NET ASSETS                                                      $213,761,612
                                                                ============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $183,931,480)              11,484,153
Net asset value per share                                             $16.02
Offering price per share $16.02/(1-5.75%)                             $17.00

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $14,515,134)                1,020,560
Net asset value and offering price per share                          $14.22

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $15,314,998)                1,076,716
Net asset value and offering price per share                          $14.22

                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2004
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                        $   713,973
Interest                                                               7,732
Foreign taxes withheld                                                (3,249)
                                                                 -----------
     Total investment income                                         718,456
                                                                 -----------
EXPENSES
Investment advisory fee                                              889,729
Service fees, Class A                                                232,254
Distribution and service fees, Class B                                75,381
Distribution and service fees, Class C                                76,683
Financial agent fee                                                   84,505
Transfer agent                                                       208,949
Printing                                                              26,574
Registration                                                          19,775
Professional                                                          18,740
Custodian                                                             10,706
Trustees                                                              10,352
Miscellaneous                                                          3,442
                                                                 -----------
     Total expenses                                                1,657,090
                                                                 -----------
NET INVESTMENT LOSS                                                 (938,634)
                                                                 -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain on investments                                  19,316,829
Net change in unrealized appreciation
   (depreciation) on investments                                  (5,817,534)
                                                                 -----------
NET GAIN ON INVESTMENTS                                           13,499,295
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                    $12,560,661
                                                                 ===========


                        See Notes to Financial Statements

Phoenix-Engemann Focus Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS
                                                                                  Six Months
                                                                                    Ended
                                                                                   6/30/04              Year Ended
                                                                                 (Unaudited)             12/31/03
                                                                                 ------------          ------------
FROM OPERATIONS
   Net investment income (loss)                                                  $   (938,634)         $ (1,895,627)
   Net realized gain (loss)                                                        19,316,829             7,080,777
   Net change in unrealized appreciation (depreciation)                            (5,817,534)           60,255,666
                                                                                 ------------          ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     12,560,661            65,440,816
                                                                                 ------------          ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (384,053 and 798,071 shares, respectively)         6,011,594            10,518,155
   Cost of shares repurchased (1,212,454 and 2,184,695 shares, respectively)      (18,962,572)          (27,639,174)
                                                                                 ------------          ------------
Total                                                                             (12,950,978)          (17,121,019)
                                                                                 ------------          ------------
CLASS B
   Proceeds from sales of shares (45,151 and 137,741 shares, respectively)            631,324             1,570,715
   Cost of shares repurchased (185,990 and 574,388 shares, respectively)           (2,596,555)           (6,361,593)
                                                                                 ------------          ------------
Total                                                                              (1,965,231)           (4,790,878)
                                                                                 ------------          ------------
CLASS C
   Proceeds from sales of shares (130,948 and 187,611 shares, respectively)         1,843,001             2,256,356
   Cost of shares repurchased (149,659 and 391,178 shares, respectively)           (2,073,237)           (4,444,404)
                                                                                 ------------          ------------
Total                                                                                (230,236)           (2,188,048)
                                                                                 ------------          ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                  (15,146,445)          (24,099,945)
                                                                                 ------------          ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                           (2,585,784)           41,340,871

NET ASSETS
   Beginning of period                                                            216,347,396           175,006,525
                                                                                 ------------          ------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS
     OF ($938,634) AND $0, RESPECTIVELY]                                         $213,761,612          $216,347,396
                                                                                 ============          ============


                        See Notes to Financial Statements

Phoenix-Engemann Focus Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS A
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                               YEAR ENDED DECEMBER 31,
                                            6/30/04          --------------------------------------------------------------
                                          (UNAUDITED)         2003           2002           2001         2000         1999
Net asset value, beginning of period        $15.10           $10.74         $14.19         $20.69       $33.24       $26.82
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (1)          (0.06)           (0.11)         (0.10)         (0.10)       (0.27)       (0.31)
   Net realized and unrealized gain (loss)    0.98             4.47          (3.35)         (6.34)       (9.00)       13.48
                                            ------           ------         ------         ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS         0.92             4.36          (3.45)         (6.44)       (9.27)       13.17
                                            ------           ------         ------         ------       ------       ------
LESS DISTRIBUTIONS
   Distributions from net realized gains        --               --             --          (0.06)       (3.28)       (6.75)
                                            ------           ------         ------         ------       ------       ------
     TOTAL DISTRIBUTIONS                        --               --             --          (0.06)       (3.28)       (6.75)
                                            ------           ------         ------         ------       ------       ------
Change in net asset value                     0.92             4.36          (3.45)         (6.50)      (12.55)        6.42
                                            ------           ------         ------         ------       ------       ------
NET ASSET VALUE, END OF PERIOD              $16.02           $15.10         $10.74         $14.19       $20.69       $33.24
                                            ======           ======         ======         ======       ======       ======
Total return (2)                              6.09 % (4)      40.60 %       (24.31)%       (31.12)%     (27.50)%      49.74 %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)     $183,931         $185,964       $147,074       $241,736     $430,884     $621,386
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         1.43 % (3)       1.48 %         1.47 %         1.40 %       1.32 %       1.54 %
   Net investment income (loss)              (0.76)% (3)      (0.87)%        (0.80)%        (0.64)%      (0.86)%      (1.04)%
Portfolio turnover                              29 % (4)         42 %           84 %           53 %         59 %         56 %

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.
(3) Annualized.
(4) Not annualized.

                        See Notes to Financial Statements

Phoenix-Engemann Focus Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                             CLASS B
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                               YEAR ENDED DECEMBER 31,
                                            6/30/04          --------------------------------------------------------------
                                          (UNAUDITED)         2003           2002           2001         2000         1999
Net asset value, beginning of period        $13.46           $ 9.64         $12.84         $18.87       $30.97       $25.49
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (1)          (0.10)           (0.18)         (0.17)         (0.20)       (0.47)       (0.51)
   Net realized and unrealized gain (loss)    0.86             4.00          (3.03)         (5.77)       (8.35)       12.74
                                            ------           ------         ------         ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS         0.76             3.82          (3.20)         (5.97)       (8.82)       12.23
                                            ------           ------         ------         ------       ------       ------
LESS DISTRIBUTIONS
   Distributions from net realized gains        --               --             --          (0.06)       (3.28)       (6.75)
                                            ------           ------         ------         ------       ------       ------
     TOTAL DISTRIBUTIONS                        --               --             --          (0.06)       (3.28)       (6.75)
                                            ------           ------         ------         ------       ------       ------
Change in net asset value                     0.76             3.82          (3.20)         (6.03)      (12.10)        5.48
                                            ------           ------         ------         ------       ------       ------
NET ASSET VALUE, END OF PERIOD              $14.22           $13.46         $ 9.64         $12.84       $18.87       $30.97
                                            ======           ======         ======         ======       ======       ======
Total return (2)                              5.65 % (4)      39.63 %       (24.92)%       (31.63)%     (28.07)%      48.64 %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $14,515          $15,635        $15,407        $31,767      $66,488     $106,372
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         2.18 % (3)       2.23 %         2.22 %         2.15 %       2.07 %       2.29 %
   Net investment income (loss)              (1.51)% (3)      (1.62)%        (1.55)%        (1.39)%      (1.61)%      (1.78)%
Portfolio turnover                              29 % (4)         42 %           84 %           53 %         59 %         56 %

                                                                             CLASS C
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                               YEAR ENDED DECEMBER 31,
                                            6/30/04          --------------------------------------------------------------
                                          (UNAUDITED)         2003           2002           2001         2000         1999
Net asset value, beginning of period        $13.46           $ 9.64         $12.84         $18.87       $30.97       $25.49
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (1)          (0.10)           (0.19)         (0.17)         (0.20)       (0.47)       (0.51)
   Net realized and unrealized gain (loss)    0.86             4.01          (3.03)         (5.77)       (8.35)       12.74
                                            ------           ------         ------         ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS         0.76             3.82          (3.20)         (5.97)       (8.82)       12.23
                                            ------           ------         ------         ------       ------       ------
LESS DISTRIBUTIONS
   Distributions from net realized gains        --               --             --          (0.06)       (3.28)       (6.75)
                                            ------           ------         ------         ------       ------       ------
     TOTAL DISTRIBUTIONS                        --               --             --          (0.06)       (3.28)       (6.75)
                                            ------           ------         ------         ------       ------       ------
Change in net asset value                     0.76             3.82          (3.20)         (6.03)      (12.10)        5.48
                                            ------           ------         ------         ------       ------       ------
NET ASSET VALUE, END OF PERIOD              $14.22           $13.46         $ 9.64         $12.84       $18.87       $30.97
                                            ======           ======         ======         ======       ======       ======
Total return (2)                              5.65 % (4)      39.63 %       (24.92)%       (31.63)%     (28.07)%      48.64 %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $15,315          $14,748        $12,525        $22,971      $41,889      $56,699
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         2.18 % (3)       2.23 %         2.22 %         2.15 %       2.07 %       2.29 %
   Net investment income (loss)              (1.51)% (3)      (1.62)%        (1.55)%        (1.39)%      (1.61)%      (1.78)%
Portfolio turnover                              29 % (4)         42 %           84 %           53 %         59 %         56 %

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.
(3) Annualized.
(4) Not annualized.


                        See Notes to Financial Statements

PHOENIX-ENGEMANN BALANCED RETURN FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2004
                                   (UNAUDITED)

                                      STANDARD     PAR
                                      & POOR'S    VALUE
                                       RATING     (000)            VALUE
                                      --------    -----            -----
U.S. GOVERNMENT SECURITIES--30.7%

U.S. TREASURY BONDS--14.4%
U.S. Treasury Bond 9.25%, 2/15/16 ...  AAA      $  8,000        $ 11,105,311

U.S. TREASURY NOTES--16.3%
U.S. Treasury Note 6.50%, 8/15/05 ...  AAA        12,000          12,574,692
----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $21,674,151)                                     23,680,003
----------------------------------------------------------------------------

                                                  SHARES
                                                  ------
DOMESTIC COMMON STOCKS--70.2%

AIR FREIGHT & COURIERS--3.2%
United Parcel Service, Inc. Class B .........     33,000           2,480,610

BIOTECHNOLOGY--5.7%
Amgen, Inc. (b) .............................     40,000           2,182,800
Genentech, Inc. (b) .........................     16,000             899,200
Gilead Sciences, Inc. (b) ...................     19,000           1,273,000
                                                                ------------
                                                                   4,355,000
                                                                ------------

BROADCASTING & CABLE TV--2.7%
EchoStar Communications Corp. Class A (b) ...     30,000             922,500
Univision Communications, Inc. Class A (b) ..     35,000           1,117,550
                                                                ------------
                                                                   2,040,050
                                                                ------------

COMMUNICATIONS EQUIPMENT--6.9%
Cisco Systems, Inc. (b) .....................    115,000           2,725,500
Motorola, Inc. ..............................     41,000             748,250
QUALCOMM, Inc. ..............................     25,000           1,824,500
                                                                ------------
                                                                   5,298,250
                                                                ------------

COMPUTER HARDWARE--4.8%
Dell, Inc. (b) ..............................     50,000           1,791,000
Hewlett-Packard Co. .........................     90,000           1,899,000
                                                                ------------
                                                                   3,690,000
                                                                ------------

COMPUTER STORAGE & PERIPHERALS--2.7%
EMC Corp. (b) ...............................     80,000             912,000
Network Appliance, Inc. (b) .................     53,000           1,141,090
                                                                ------------
                                                                   2,053,090
                                                                ------------

                                                  SHARES           VALUE
                                                  ------           -----
CONSUMER FINANCE--4.4%
American Express Co. ........................     30,000        $  1,541,400
SLM Corp. ...................................     45,000           1,820,250
                                                                ------------
                                                                   3,361,650
                                                                ------------

DIVERSIFIED COMMERCIAL SERVICES--1.3%
Apollo Group, Inc. Class A (b) ..............     11,000             971,190

DRUG RETAIL--1.5%
Walgreen Co. ................................     31,000           1,122,510

FOOD DISTRIBUTORS--2.1%
Sysco Corp. .................................     45,000           1,614,150

HEALTH CARE DISTRIBUTORS--1.6%
Cardinal Health, Inc. .......................     18,000           1,260,900

HEALTH CARE EQUIPMENT--2.2%
Medtronic, Inc. .............................     35,000           1,705,200

HEALTH CARE SERVICES--0.6%
Caremark Rx, Inc. (b) .......................     15,000             494,100

HOME ENTERTAINMENT SOFTWARE--1.5%
Electronic Arts, Inc. (b) ...................     21,000           1,145,550

HOME IMPROVEMENT RETAIL--2.7%
Lowe's Cos., Inc. ...........................     40,000           2,102,000

HYPERMARKETS & SUPER CENTERS--1.3%
Wal-Mart Stores, Inc. .......................     19,000           1,002,440

INDUSTRIAL CONGLOMERATES--2.5%
General Electric Co. ........................     60,000           1,944,000

INTERNET SOFTWARE & SERVICES--0.9%
Yahoo!, Inc. (b) ............................     20,000             726,600

MOTORCYCLE MANUFACTURERS--1.7%
Harley-Davidson, Inc. .......................     21,000           1,300,740

PHARMACEUTICALS--3.4%
Forest Laboratories, Inc. (b) ...............     15,000             849,450
Pfizer, Inc. ................................     52,000           1,782,560
                                                                ------------
                                                                   2,632,010
                                                                ------------


                        See Notes to Financial Statements

Phoenix-Engemann Balanced Return Fund

                                                  SHARES           VALUE
                                                  ------           -----
PUBLISHING & PRINTING--1.5%
Tribune Co. .................................     25,000        $  1,138,500

RESTAURANTS--1.2%
Starbucks Corp. (b) .........................     22,000             956,560

SEMICONDUCTOR EQUIPMENT--1.5%
KLA-Tencor Corp. (b) ........................     23,000           1,135,740

SEMICONDUCTORS--3.2%
Intel Corp. .................................     50,000           1,380,000
Texas Instruments, Inc. .....................     45,000           1,088,100
                                                                ------------
                                                                   2,468,100
                                                                ------------

SOFT DRINKS--1.7%
PepsiCo, Inc. ...............................     24,000           1,293,120

SPECIALTY STORES--1.9%
Staples, Inc. ...............................     50,000           1,465,500

SYSTEMS SOFTWARE--3.5%
Microsoft Corp. .............................     95,000           2,713,200

THRIFTS & MORTGAGE FINANCE--2.0%
Fannie Mae ..................................     22,000           1,569,920
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $41,252,526)                                     54,040,680
----------------------------------------------------------------------------


FOREIGN COMMON STOCKS(c)--0.8%

PHARMACEUTICALS--0.8%
Teva Pharmaceutical Industries Ltd. ADR
(Israel) ....................................      9,000        $    605,610
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $406,333)                                           605,610
----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $41,658,859)                                     54,646,290
----------------------------------------------------------------------------

TOTAL INVESTMENTS--101.7%
(IDENTIFIED COST $63,333,010)                                     78,326,293 (a)
Other assets and liabilities, net--(1.7)%                         (1,285,237)
                                                                ------------
NET ASSETS--100.0%                                              $ 77,041,056
                                                                ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $15,462,199 and gross depreciation of $522,188 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $63,386,282.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the stock is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

Phoenix-Engemann Balanced Return Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2004
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $63,333,010)                                 $78,326,293
Cash                                                               1,062,647
Receivables
   Interest and dividends                                            607,222
   Fund shares sold                                                    3,329
Prepaid expenses                                                          60
                                                                 -----------
     Total assets                                                 79,999,551
                                                                 -----------
LIABILITIES
Payables
   Fund shares repurchased                                         2,800,037
   Investment advisory fee                                            49,677
   Transfer agent fee                                                 30,638
   Distribution and service fees                                      29,115
   Financial agent fee                                                 7,132
   Trustees' fee                                                       5,779
Accrued expenses                                                      36,117
                                                                 -----------
     Total liabilities                                             2,958,495
                                                                 -----------
NET ASSETS                                                       $77,041,056
                                                                 ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $90,949,903
Undistributed net investment income                                  243,844
Accumulated net realized loss                                    (29,145,974)
Net unrealized appreciation                                       14,993,283
                                                                 -----------
NET ASSETS                                                       $77,041,056
                                                                 ===========
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $56,168,499)                2,059,543
Net asset value per share                                             $27.27
Offering price per share $27.27/(1-5.75%)                             $28.93

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $13,184,626)                  494,171
Net asset value and offering price per share                          $26.68

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $7,687,931)                   287,363
Net asset value and offering price per share                          $26.75

                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2004
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                        $   205,010
Interest                                                             713,535
Foreign taxes withheld                                                  (742)
                                                                 -----------
     Total investment income                                         917,803
                                                                 -----------
EXPENSES
Investment advisory fee                                              311,764
Service fees, Class A                                                 75,168
Distribution and service fees, Class B                                69,426
Distribution and service fees, Class C                                39,761
Financial agent fee                                                   41,876
Transfer agent                                                        83,137
Professional                                                          19,702
Registration                                                          16,332
Printing                                                              12,142
Trustees                                                              10,352
Custodian                                                              4,636
Miscellaneous                                                          1,272
                                                                 -----------
     Total expenses                                                  685,568
                                                                 -----------
NET INVESTMENT INCOME                                                232,235
                                                                 -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain on investments                                   3,263,322
Net change in unrealized appreciation (depreciation) on
   investments                                                    (2,771,265)
                                                                 -----------
NET GAIN ON INVESTMENTS                                              492,057
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                       $724,292
                                                                 ===========


                        See Notes to Financial Statements

Phoenix-Engemann Balanced Return Fund

                       STATEMENT OF CHANGES IN NET ASSETS
                                                                                  Six Months
                                                                                    Ended
                                                                                   6/30/04              Year Ended
                                                                                 (Unaudited)             12/31/03
                                                                                 ------------          ------------
FROM OPERATIONS
FROM OPERATIONS
   Net investment income (loss)                                                   $   232,235          $    575,936
   Net realized gain (loss)                                                         3,263,322              (225,538)
   Net change in unrealized appreciation (depreciation)                            (2,771,265)           14,316,384
                                                                                  -----------          ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        724,292            14,666,782
                                                                                  -----------          ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                          --              (537,831)
   Net investment income, Class B                                                          --               (21,123)
   Net investment income, Class C                                                          --               (11,817)
                                                                                  -----------          ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                               --              (570,771)
                                                                                  -----------          ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (179,606 and 331,478 shares, respectively)         4,919,367             8,098,435
   Net asset value of shares issued from reinvestment of distributions
     (0 and 18,670 shares, respectively)                                                   --               499,245
   Cost of shares repurchased (349,204 and 830,044 shares, respectively)           (9,533,558)          (20,314,636)
                                                                                  -----------          ------------
Total                                                                              (4,614,191)          (11,716,956)
                                                                                  -----------          ------------
CLASS B
   Proceeds from sales of shares (18,747 and 53,710 shares, respectively)             499,000             1,288,924
   Net asset value of shares issued from reinvestment of distributions
     (0 and 720 shares, respectively)                                                      --                18,901
   Cost of shares repurchased (79,599 and 203,835 shares, respectively)            (2,132,090)           (4,915,262)
                                                                                  -----------          ------------
Total                                                                              (1,633,090)           (3,607,437)
                                                                                  -----------          ------------
CLASS C
   Proceeds from sales of shares (12,523 and 25,131 shares, respectively)             337,706               612,589
   Net asset value of shares issued from reinvestment of distributions
     (0 and 401 shares, respectively)                                                      --                10,562
   Cost of shares repurchased (35,740 and 104,554 shares, respectively)              (962,136)           (2,508,227)
                                                                                  -----------          ------------
Total                                                                                (624,430)           (1,885,076)
                                                                                  -----------          ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                   (6,871,711)          (17,209,469)
                                                                                  -----------          ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                           (6,147,419)           (3,113,458)

NET ASSETS
   Beginning of period                                                             83,188,475            86,301,933
                                                                                  -----------          ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $243,844 AND $11,609, RESPECTIVELY]                                       $77,041,056          $ 83,188,475
                                                                                  ===========          ============


                        See Notes to Financial Statements

Phoenix-Engemann Balanced Return Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS A
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                               YEAR ENDED DECEMBER 31,
                                            6/30/04          --------------------------------------------------------------
                                          (UNAUDITED)         2003           2002           2001 (3)     2000         1999
Net asset value, beginning of period        $27.01           $22.81         $27.50         $31.91       $38.80       $34.83
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)               0.10             0.25           0.31 (1)       0.51 (1)     0.66         0.21 (1)
   Net realized and unrealized gain (loss)    0.16             4.19          (4.65)         (4.38)       (3.52)        6.07
                                            ------           ------         ------         ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS         0.26             4.44          (4.34)         (3.87)       (2.86)        6.28
                                            ------           ------         ------         ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income         --            (0.24)         (0.35)         (0.54)       (0.58)       (0.17)
   Distributions from net realized gains        --               --             --             --        (3.45)       (2.14)
                                            ------           ------         ------         ------       ------       ------
     TOTAL DISTRIBUTIONS                        --            (0.24)         (0.35)         (0.54)       (4.03)       (2.31)
                                            ------           ------         ------         ------       ------       ------
Change in net asset value                     0.26             4.20          (4.69)         (4.41)       (6.89)        3.97
                                            ------           ------         ------         ------       ------       ------
NET ASSET VALUE, END OF PERIOD              $27.27           $27.01         $22.81         $27.50       $31.91       $38.80
                                            ======           ======         ======         ======       ======       ======

Total return (2)                              0.96% (5)       19.49%        (15.78)%       (12.12)%      (7.11)%      18.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $56,168          $60,208        $61,780        $96,054     $121,272     $123,482
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         1.47% (4)        1.50%          1.45 %         1.30 %       1.37 %       1.56%
   Net investment income (loss)               0.77% (4)        0.90%          1.24 %         1.78 %       1.71 %       0.58%
Portfolio turnover                              22% (5)          35%            45 %           34 %         50 %         41%

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.
(3) As required, effective January 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001, was to decrease net investment income by $0.07, increase net realized and unrealized gains and losses per share by $0.07 and decrease the ratio of net investment income to average net assets from 2.01% to 1.78%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(4) Annualized.
(5) Not annualized.


                        See Notes to Financial Statements

Phoenix-Engemann Balanced Return Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)
                                                                            CLASS B
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                               YEAR ENDED DECEMBER 31,
                                            6/30/04          --------------------------------------------------------------
                                          (UNAUDITED)         2003           2002           2001 (3)     2000         1999
Net asset value, beginning of period        $26.52           $22.39         $26.97         $31.28       $38.13       $34.37
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                 -- (6)         0.02           0.12 (1)       0.29 (1)     0.34        (0.06) (1)
   Net realized and unrealized gain (loss)    0.16             4.15          (4.55)         (4.30)       (3.40)        5.96
                                            ------           ------         ------         ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS         0.16             4.17          (4.43)         (4.01)       (3.06)        5.90
                                            ------           ------         ------         ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income         --            (0.04)         (0.15)         (0.30)       (0.34)          --
   Distributions from net realized gains        --               --             --             --        (3.45)       (2.14)
                                            ------           ------         ------         ------       ------       ------
     TOTAL DISTRIBUTIONS                        --            (0.04)         (0.15)         (0.30)       (3.79)       (2.14)
                                            ------           ------         ------         ------       ------       ------
Change in net asset value                     0.16             4.13          (4.58)         (4.31)       (6.85)        3.76
                                            ------           ------         ------         ------       ------       ------
NET ASSET VALUE, END OF PERIOD              $26.68           $26.52         $22.39         $26.97       $31.28       $38.13
                                            ======           ======         ======         ======       ======       ======
Total return (2)                              0.60% (5)       18.62%        (16.43)%       (12.80)%      (7.76)%      17.22 %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $13,185          $14,720        $15,773        $24,515      $33,960      $30,580
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         2.22% (4)        2.25%          2.20 %         2.05 %       2.12 %       2.30 %
   Net investment income (loss)               0.01% (4)        0.15%          0.49 %         1.02 %       0.98 %      (0.16)%
Portfolio turnover                              22% (5)          35%            45 %           34 %         50 %         41 %

                                                                             CLASS C
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                               YEAR ENDED DECEMBER 31,
                                            6/30/04          --------------------------------------------------------------
                                          (UNAUDITED)         2003           2002           2001 (3)     2000         1999
Net asset value, beginning of period        $26.59           $22.46         $27.03         $31.34       $38.21       $34.44
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                 -- (6)         0.02           0.12 (1)       0.28 (1)     0.34        (0.06) (1)
   Net realized and unrealized gain (loss)    0.16             4.15          (4.55)         (4.29)       (3.41)        5.97
                                            ------           ------         ------         ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS         0.16             4.17          (4.43)         (4.01)       (3.07)        5.91
                                            ------           ------         ------         ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income         --            (0.04)         (0.14)         (0.30)       (0.35)          --
   Distributions from net realized gains        --               --             --             --        (3.45)       (2.14)
                                            ------           ------         ------         ------       ------       ------
     TOTAL DISTRIBUTIONS                        --            (0.04)         (0.14)         (0.30)       (3.80)       (2.14)
                                            ------           ------         ------         ------       ------       ------
Change in net asset value                     0.16             4.13          (4.57)         (4.31)       (6.87)        3.77
                                            ------           ------         ------         ------       ------       ------
NET ASSET VALUE, END OF PERIOD              $26.75           $26.59         $22.46         $27.03       $31.34       $38.21
                                            ======           ======         ======         ======       ======       ======
Total return (2)                              0.60% (5)       18.56%        (16.41)%       (12.78)%      (7.79)%      17.22 %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)       $7,688           $8,260         $8,749        $15,480      $22,147      $17,852
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         2.22% (4)        2.25%          2.20 %         2.05 %       2.12 %       2.30 %
   Net investment income (loss)               0.01% (4)        0.15%          0.49 %         1.00 %       0.99 %      (0.16)%
Portfolio turnover                              22% (5)          35%            45 %           34 %         50 %         41 %

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.
(3) As required, effective January 1, 2001, the Fund has adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001, was to decrease net investment income by $0.07 and $0.08, increase net realized and unrealized gains and losses per share by $0.07 and $0.08 and decrease the ratio of net investment income to average net assets from 1.27% to 1.02% and 1.27% to 1.00% for Classes B and C, respectively. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(4) Annualized.
(5) Not annualized.
(6) Amount is less than $0.01.

                        See Notes to Financial Statements

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004  (UNAUDITED)

1. ORGANIZATION
   The Phoenix-Engemann Funds (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Currently four Funds are offered for sale, (each a "Fund"). The Nifty Fifty Fund, the Small & Mid-Cap Growth Fund and the Focus Growth Fund are each diversified and each has an investment objective of long-term growth of capital. The Balanced Return Fund is diversified and has an investment objective to maximize total investment return consistent with reasonable risk.

   Each Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares of that Fund.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.

   As required, some investments are valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   Each Fund is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004  (UNAUDITED) (CONTINUED)

E. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Funds do not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. EXPENSES:
   Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

G. FOREIGN SECURITY COUNTRY DETERMINATION:
   A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   As compensation for its services to the Trust, the Adviser, Engemann Asset Management ("EAM", or the "Adviser"), a wholly-owned subsidiary of Pasadena Capital Corporation, which in turn is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd., an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee, based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                 First $50     Next $450         Over $500
                                  Million       Million           Million
                                 ----------    ----------       ----------
Nifty Fifty Fund ...............   0.90%         0.80%            0.70%
Small & Mid-Cap Growth Fund ....   1.00%         0.90%            0.80%
Focus Growth Fund ..............   0.90%         0.80%            0.70%
Balanced Return Fund ...........   0.80%         0.70%            0.60%

   As distributor of the Trust's shares, Phoenix Equity Planning Corporation ("PEPCO") an indirect wholly-owned subsidiary of PNX, has advised the Trust that it retained net selling commissions and deferred sales charges for the period ended June 30, 2004, as follows:

                                  Class A         Class B         Class C
                                Net Selling      Deferred         Deferred
                                Commissions    Sales Charges    Sales Charges
                                 ----------    -------------    -------------
Nifty Fifty Fund ...............   $1,989         $16,893           $   99
Small & Mid-Cap Growth Fund ....    9,113          63,237            1,719
Focus Growth Fund ..............    5,848          12,490              255
Balanced Return Fund ...........    3,015          17,619              367

   In addition to these amounts, for the period of January 1, through May 31, 2004, the following was paid to W.S. Griffith Securities, Inc., formerly an indirect subsidiary of PNX, for Class A net selling commissions. On May 31, 2004, W.S. Griffith Securities was sold to Linsco/Private Ledger, an independent broker/dealer, and is no longer a subsidiary of PNX.

Nifty Fifty Fund ....................   $3,195
Small & Mid-Cap Growth Fund .........    9,714
Focus Growth Fund ...................    1,986
Balanced Return Fund ................    2,342

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares and 1.00% for Class B and Class C shares applied to the average daily net assets of each respective class. PEPCO has advised the Trust of the following information for the period ended June 30, 2004:
                                          Distribution          Distribution
                      Distribution     and/or Service Fees   and/or Service Fees
                   and/or Service Fees    Paid Out to             Paid to
                       Retained by       Unaffiliated         W. S. Griffith
                       Distributor       Participants       Securities, Inc. (1)
                   ------------------- -------------------  --------------------
Nifty Fifty Fund ...... $137,563           $ 97,316               $ 2,693
Small & Mid-Cap
  Growth Fund .........  510,556            357,977                18,098
Focus Growth Fund .....  185,551            194,192                 4,575
Balanced Return Fund ..   96,431             83,642                 4,282


(1) For the period ended May 31, 2004.

   As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide tax services and oversight of the performance of PFPC Inc. (subagent to PEPCO) plus (2) the documented cost of fund accounting and related services provided by PFPC Inc. The fee schedule of PFPC Inc. ranges from 0.065% to 0.03% of the average daily net asset values of each Fund. Certain minimum fees may apply. For the period ended June 30, 2004, the Trust paid PEPCO financial agent fees totaling $308,742.

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004  (UNAUDITED) (CONTINUED)

   PEPCO has voluntarily agreed to waive a portion of its financial agent fee and other expenses, when necessary, so that other operating expenses do not exceed the limits shown in the table below. For the Small & Mid-Cap Growth Fund, other operating expenses are defined as other operating expenses excluding management fees and 12b-1 fees. For the three other Funds, other operating expenses are defined as operating expenses excluding management fees, 12b-1 fees and fiduciary fees (defined as legal, trustee and audit fees).

                                  First $50     Next $450         Over $500
                                   Million       Million           Million
                                  ----------    ----------       ----------
Nifty Fifty Fund ...............     0.50%         0.40%             0.30%
Small & Mid-Cap Growth Fund ....     0.50%         0.40%             0.30%
Focus Growth Fund ..............     0.50%         0.40%             0.30%
Balanced Return Fund ...........     0.50%         0.40%             0.30%

   PEPCO will not seek to recapture any financial agent fee or any other waived expenses from prior years.

   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended June 30, 2004, transfer agent fees were $1,077,563 as reported in the Statements of Operations, of which PEPCO retained the following:

                                  Transfer Agent
                                   Fee Retained
                                  --------------
Nifty Fifty Fund ................   $ 54,641
Small & Mid-Cap Growth Fund .....    205,398
Focus Growth Fund ...............     56,705
Balanced Return Fund ............     19,566

4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities during the period ended June 30, 2004 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:
                                       Purchases           Sales
                                      -----------      ------------
Nifty Fifty Fund .................    $35,870,782      $48,833,559
Small & Mid-Cap Growth Fund ......     63,185,771       75,337,083
Focus Growth Fund ................     61,411,991       78,348,680
Balanced Return Fund .............     16,718,935       19,725,320



   Purchases and sales of U.S. Government and agency securities during the period ended June 30, 2004, aggregated $0 and $1,006,734, respectively, for the Balanced Return Fund.

5. OTHER
   As of June 30, 2004, each Fund had one omnibus shareholder account, comprised of a group of individual shareholders, which individually amounted to more than 10% of the total shares outstanding. The omnibus shareholder is not affiliated with PNX.
                                                    % of Shares
                                                    Outstanding
                                                    -----------
Nifty Fifty Fund ..................................    21.0%
Small & Mid-Cap Growth Fund .......................    25.2%
Focus Growth Fund .................................    27.0%
Balanced Return Fund ..............................    12.1%

6. CREDIT RISK AND CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

   High yield/high risk debt securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the Adviser to accurately predict risk.


7. FEDERAL INCOME TAX INFORMATION
   The following Funds have capital loss carryovers which may be used to offset future capital gains:

                                                                         Expiration Year
                                    2006          2007         2008           2009            2010         2011          Total
                                 ----------   ----------   -----------    -----------     ------------  ----------    ------------
Nifty Fifty Fund ..............  $       --   $       --   $        --    $35,263,044     $ 63,129,228  $       --    $ 98,392,272
Small & Mid-Cap Growth Fund ...   4,320,592    6,349,731    12,686,470     91,077,361      119,743,260   8,839,949     243,017,363
Focus Growth Fund .............          --           --            --     33,762,523        9,159,171          --      42,921,694
Balanced Return Fund ..........          --           --            --      9,055,527       22,520,522     738,699      32,314,748

   The Funds may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004  (UNAUDITED) (CONTINUED)

8. SUBSEQUENT EVENT
   Effective September 30, 2004, the name of the Small & Mid-Cap Growth Fund will be changed to the Small-Cap Growth Fund.

   The Fund's investment objective, all other principal investment strategies and principal risks will remain the same. The fees and expenses associated with the Fund will not be affected.

9. PROXY VOTING PROCEDURES
   The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FUND MANAGEMENT (UNAUDITED)

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 600 North Rosemead Boulevard, Pasadena, CA 91107-2133. There is no stated term of office for Trustees of the Trust.


                                                            INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                           NUMBER OF
                                         PORTFOLIOS IN
                                         FUND COMPLEX
      NAME, ADDRESS          LENGTH OF    OVERSEEN BY                          PRINCIPAL OCCUPATION(S)
    AND DATE OF BIRTH       TIME SERVED     TRUSTEE                              DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  Barry McKinley            Served since       4       Certified Public Accountant; head of B.E. McKinley & Associates, an
  DOB: 6/2/35               1993.                      accounting firm, since its inception in 1971.
------------------------------------------------------------------------------------------------------------------------------------
  Robert L. Peterson        Served since       4       Private investor.
  DOB: 8/26/37              1988.
------------------------------------------------------------------------------------------------------------------------------------
  Richard C. Taylor         Served since       4       President of Richard Taylor Company, Inc., a food ingredients
  DOB: 11/15/46             1985.                      company, since 1975.
------------------------------------------------------------------------------------------------------------------------------------
  Angela Wong               Served since       4       Since August, 1999, Ms. Wong has been General Counsel at Self
  DOB: 7/24/51              1990.                      Realization Fellowship (a worldwide religious organization).
                                                       From 1986-1999, she was Of Counsel to the law firm of Manatt, Phelps,
                                                       Phillips & Kantor, specializing in employee benefits.

                               INTERESTED TRUSTEES

     The persons listed below are "interested persons" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

                                             NUMBER OF
     NAME ADDRESS,                         PORTFOLIOS IN
      DATE OF BIRTH                        FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
  AND POSITION(S) WITH       LENGTH OF      OVERSEEN BY                          DURING PAST 5 YEARS AND
          TRUST             TIME SERVED       TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
* J. Roger Engemann         Served since     4       President (1969-2003) and Chairman of the Board (1969-present),
  DOB: 10/7/40              1986.                    Engemann Asset Management; Owner (1996-2004) Pasadena National Trust Company;
                                                     President (1988-2003), Chairman of the Board (1988-present), Pasadena
  Chairman and President                             Capital Corporation; President and Chairman of the Board (1985-2003) Roger
                                                     Engemann Management Co., Inc.; Vice President (1998-2001) Phoenix
                                                     Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
**Philip R. McLoughlin      Served since    71       Consultant, Phoenix Investment Partners Ltd. (2002-present).
  56 Prospect Street        2000.                    Director, PXRE Corporation (Delaware) (1985-present), World Trust Fund
  Hartford, CT 06115-0480                            (1991-present). Chairman (1997-2002), Director (1995-2002), Vice Chairman
  DOB: 10/23/46                                      (1995-1997) and Chief Executive Officer (1995-2002), Phoenix Investment
                                                     Partners, Ltd. Director and Executive Vice President, The Phoenix Companies,
  Trustee                                            Inc. (2000-2002). Director (1994-2002) and Executive Vice President,
                                                     Investments (1987-2002), Phoenix Life Insurance Company. Director (1983-2002)
                                                     and Chairman (1995-2002), Phoenix Investment Counsel, Inc. Director (1982-2002)
                                                     and President (1990-2000), Phoenix Equity Planning Corporation. Chairman and
                                                     President, Phoenix/Zweig Advisers LLC (2001-2002). Director (2001-2002) and
                                                     President (April 2002-September 2002), Phoenix Investment Management Company.
                                                     Director and Executive Vice President, Phoenix Life and Annuity Company
                                                     (1996-2002). Director (1995-2000) and Executive Vice President (1994-2002), PHL
                                                     Variable Insurance Company. Director, Phoenix National Trust Holding Company
                                                     (2001-2002). Director (1985-2002) and Vice President (1986-2002), PM Holdings,
                                                     Inc. Director, W.S. Griffith Associates, Inc. (1995-2002). Director (1992-2002)
                                                     and President (1993-1994), W.S. Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Engemann is an "interested person," as defined in the Investment Company Act of 1940, by reason of his position with Engemann Asset Management, the adviser to the Funds.
** Mr. McLoughlin is an "interested person," as defined in the Investment
   Company Act of 1940, by reason of his relationship with Phoenix Investment Partners, Ltd. and its affiliates.

                                        OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

                             POSITION(S) HELD WITH
      NAME, ADDRESS           TRUST AND LENGTH OF                          PRINCIPAL OCCUPATION(S)
    AND DATE OF BIRTH             TIME SERVED                                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  Malcolm Axon              Chief Financial Officer   Chief Financial Officer and Secretary of Engemann Asset Management
  DOB: 6/20/58              since 1998.               and of Pasadena Capital Corporation since 1995. Chief Financial Officer and
                                                      Secretary of Roger Engemann Management Co. Inc. from 1993 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
  John S. Tilson            Vice President            Executive Vice President (1994-present), Engemann Asset Management
  DOB: 3/27/44              since 1998.               Executive Vice President and Director (1994-present), Pasadena
                                                      Capital Corporation. Executive Vice President (1994-2003), Roger Engemann
                                                      Management Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Tina L. Mitchell          Secretary since 1998.     Vice President, Compliance (since 1999) of Engemann Asset Management
  DOB: 10/19/57                                       previously Compliance Officer from 1997 to 1999 and Assistant
                                                      Compliance Officer from 1993 to 1997. Compliance Officer of Roger Engemann
                                                      Management Co., Inc. from 1997 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
  Richard J. Wirth          Vice President and        Vice President and Insurance and Investment Products Counsel
  One American Row          General Counsel           (2002-present), Counsel (1993-2002), Phoenix Life Insurance Company.
  Hartford, CT 06102        since 2002.               Director (2003-present), President (2003-present) and Assistant Secretary
  DOB: 11/14/58                                       (2002-present), Phoenix Variable Advisers, Inc. Secretary (2002-present) and
                                                      Chief Legal Officer (2003-present), certain Phoenix Funds.

PHOENIX-ENGEMANN FUNDS
600 North Rosemead Boulevard
Pasadena, California 91107-2133


TRUSTEES
Roger Engemann
Barry E. McKinley
Philip R. McLoughlin
Robert L. Peterson
Richard C. Taylor
Angela Wong

OFFICERS
Roger Engemann, Chairman and President
Malcolm Axon, Chief Financial Officer
John S. Tilson, Vice President
Tina L. Mitchell, Secretary
Richard J. Wirth, Vice President and
   General Counsel


INVESTMENT ADVISER
Engemann Asset Management
600 North Rosemead Boulevard
Pasadena, California 91107-2133

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
Union Bank of California
475 Sansome Street
San Francisco, California 94111

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                             PHOENIXINVESTMENTS.COM

--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

[LOGO OMITTED]
PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.

For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.

NOT INSURED BY FDIC/NCUA OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP 2115A (8/04)


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant currently does not have in place procedures by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix-Engemann Funds
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Roger Engemann
                         -------------------------------------------------------
                           Roger Engemann, President
                           (principal executive officer)

Date     September 3, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Roger Engemann
                         -------------------------------------------------------
                           Roger Engemann, President
                           (principal executive officer)

Date     September 3, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Malcolm Axon
                         -------------------------------------------------------
                           Malcolm Axon, Chief Financial Officer
                           (principal financial officer)

Date     September 3, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.